Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			3 Months Ended	7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		300,000,000
Per unit price (in Dollars per share)		$ 10.00		$ 10.00
Transaction cost amount			$ 16,900,000	$ 16,900,000
Underwriting fees			6,000,000	6,000,000
Deferred underwriting fees			10,500,000	10,500,000
Other offering costs			400,000	400,000
Cash			500,000	1,000,000
Initial public offering, total			$ 300,000,000	$ 300,000,000
Business combination of owns or acquires of the voting			50.00%	50.00%
Percentage of shares to shares outstanding			20.00%	20.00%
Obligation to redeem percentage			100.00%	100.00%
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Initial public offering maturity period			185 days	185 days
Stock Issued During Period, Value, New Issues				$ 25,000
Per unit price (in Dollars per share)			$ 10.00
Business combinations fair market value of leas percentage			80.00%
Minimum [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Tangible assets required to proceed with business combination net			$ 5,000,001	$ 5,000,001
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		30,000,000
Per unit price (in Dollars per share)		$ 10.00
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Warrants issued (in Shares)	333,333	5,000,000	5,333,333	5,333,333
Price per warrants issued (in Dollars per share)	$ 1.50	$ 1.50		$ 1.50
Gross proceeds	$ 500,000	$ 7,500,000		$ 8,000,000
Per share price (in Dollars per share)			$ 10.00	$ 10.00
Over Allotments [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)	$ 10.00
Gross proceeds	$ 25,000,000			$ 300,000,000
Number of units issued (in Shares)	2,500,000
Per unit price (in Dollars per share)	$ 10.00
Class A common stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)		$ 11.50
Number of units issued (in Shares)			20,000,000
common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Per share price (in Dollars per share)			$ 10.00
Stock Issued During Period, Value, New Issues			$ 200,000,000
Class A common stock [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		27,500,000
Per unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 275,000,000
common stock, par value (in Dollars per share)		$ 0.0001
Per share price (in Dollars per share)		11.50
Per unit price (in Dollars per share)		$ 10.00